UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2019

Date of reporting period:  February 28, 2019

Item 1. Schedule of Investments.

M.D. Sass Equity Income Plus Fund
Schedule of Investments
February 28, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS* - 82.63%
Aerospace & Defense - 4.63%
Raytheon Co.	8,700	$1,622,550
Banks - 4.55%
Webster Financial Corp.	27,800	1,596,276
Building Products - 5.09%
Fortune Brands Home & Security, Inc.	37,900	1,785,848
Capital Markets - 3.85%
Northern Trust Corp.	14,500	1,351,400
Chemicals - 7.48%
Air Products & Chemicals, Inc.	5,100	924,018
DowDuPont, Inc.	31,900	1,698,037
		2,622,055
Containers & Packaging - 4.88%
Ball Corp.	15,500	849,090
Packaging Corp. of America	9,000	860,310
		1,709,400
Distributors - 2.64%
LKQ Corp. (b)	33,400	925,180
Hotels, Restaurants & Leisure - 3.24%
Royal Caribbean Cruises Ltd. (a)	9,600	1,137,408
Household Durables - 2.26%
Lennar Corp.	16,500	791,670
Independent Power and Renewable Electricity Producers - 4.86%
Clearway Energy, Inc.	48,700	730,013
NRG Energy, Inc.	23,400	975,312
		1,705,325
Insurance - 7.99%
Chubb Ltd. (a)	6,400	856,960
MetLife, Inc.	43,000	1,943,170
		2,800,130
IT Services - 3.86%
Sabre Corp.	60,400	1,354,772
Media - 5.57%
Comcast Corp.	50,500	1,952,835
Multiline Retail - 4.42%
Dollar Tree, Inc. (b)	16,100	1,550,913
Pharmaceuticals - 4.15%
Pfizer, Inc.	33,600	1,456,560
Semiconductors & Semiconductor Equipment - 5.29%
Broadcom, Inc.	2,200	605,792
Teradyne, Inc.	30,600	1,249,398
		1,855,190
Software - 2.78%
Microsoft Corp.	8,700	974,661
Textiles, Apparel & Luxury Goods - 5.09%
Gildan Activewear, Inc. (a)	50,000	1,783,500
TOTAL COMMON STOCKS (Cost $28,202,378)		28,975,673

MASTER LIMITED PARTNERSHIPS* - 7.34%
Capital Markets - 3.63%
Apollo Global Management, LLC	43,400	1,271,620
Oil, Gas & Consumable Fuels - 3.71%
EQM Midstream Partners LP	33,500	1,302,145
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $3,273,578)		2,573,765

REAL ESTATE INVESTMENT TRUSTS* - 3.23%
VICI Properties, Inc.	53,100	1,131,561
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,098,943)		1,131,561

	Contracts	Notional Value
PURCHASED OPTIONS - 0.01%
EXCHANGE TRADED OR CENTRALLY CLEARED PUT OPTIONS
SPDR S&P 500 ETF Trust
Expiration: March 2019, Exercise Price: $253.00	200	$ 5,573,600	4,000
TOTAL PURCHASED OPTIONS (Cost $53,097)			4,000

	Shares
SHORT-TERM INVESTMENTS - 10.16%
First American Government Obligations Fund, Class X, 2.320% (c)	3,562,361		3,562,361
TOTAL SHORT-TERM INVESTMENTS (Cost $3,562,361)			3,562,361

Total Investments (Cost $36,190,357) - 103.37%			36,247,360
Liabilities in Excess of Other Assets - (3.37)%			(1,182,559)
TOTAL NET ASSETS - 100.00%			$35,064,801

Percentages are stated as a percent of net assets.

*	All or a portion of these securities may be subject to call options written.
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Seven day yield as of February 28, 2019

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these schedule of investments.

M.D. Sass Equity Income Plus Fund
Schedule of Written Options
February 28, 2019 (Unaudited)

	Contracts	Notional Amount	Value
EXCHANGE TRADED OR CENTRALLY CLEARED CALL OPTIONS
Air Products & Chemicals, Inc.
Expiration: June 2019, Exercise Price: $175.00	(51)	$(924,018)	$(55,335)
Apollo Global Management, LLC
Expiration: April 2019, Exercise Price: $30.00	(434)	(1,271,620)	(34,720)
Ball Corp.
Expiration: April 2019, Exercise Price: $55.00	(155)	(849,090)	(23,560)
Broadcom, Inc.
Expiration: April 2019, Exercise Price: $250.00	(22)	(605,792)	(61,380)
Chubb Ltd. (a)
Expiration: April 2019, Exercise Price: $135.00	(64)	(856,960)	(13,440)
Clearway Energy, Inc.
Expiration: April 2019, Exercise Price: $15.00	(487)	(730,013)	(47,483)
Comcast Corp.
Expiration: April 2019, Exercise Price: $40.00	(505)	(1,952,835)	(25,250)
Dollar Tree, Inc.
Expiration: May 2019, Exercise Price: $95.00	(161)	(1,550,913)	(98,210)
DowDuPont, Inc.
Expiration: April 2019, Exercise Price: $57.50	(319)	(1,698,037)	(16,269)
EQM Midstream Partners LP
Expiration: April 2019, Exercise Price: $45.00	(335)	(1,302,145)	(3,350)
Fortune Brands Home & Security, Inc.
Expiration: March 2019, Exercise Price: $42.50	(61)	(287,432)	(28,975)
Expiration: April 2019, Exercise Price: $47.50	(318)	(1,498,416)	(49,290)
Gildan Activewear, Inc. (a)
Expiration: March 2019, Exercise Price: $35.00	(500)	(1,783,500)	(52,500)
Lennar Corp.
Expiration: May 2019, Exercise Price: $47.50	(165)	(791,670)	(51,150)
LKQ Corp.
Expiration: March 2019, Exercise Price: $27.50	(334)	(925,180)	(33,400)
MetLife, Inc.
Expiration: March 2019, Exercise Price: $45.00	(430)	(1,943,170)	(36,980)
Microsoft Corp.
Expiration: March 2019, Exercise Price: $105.00	(87)	(974,661)	(64,815)
Northern Trust Corp.
Expiration: April 2019, Exercise Price: $90.00	(145)	(1,351,400)	(68,875)
NRG Energy, Inc.
Expiration: March 2019, Exercise Price: $45.00	(234)	(975,312)	(1,170)
Packaging Corp. of America
Expiration: April 2019, Exercise Price: $95.00	(90)	(860,310)	(32,400)
Pfizer, Inc.
Expiration: March 2019, Exercise Price: $43.00	(336)	(1,456,560)	(22,176)
Raytheon Co.
Expiration: May 2019, Exercise Price: $185.00	(87)	(1,622,550)	(68,730)
Royal Caribbean Cruises Ltd. (a)
Expiration: March 2019, Exercise Price: $110.00	(96)	(1,137,408)	(81,600)
Sabre Corp.
Expiration: April 2019, Exercise Price: $25.00	(604)	(1,354,772)	(6,040)
Teradyne, Inc.
Expiration: March 2019, Exercise Price: $35.00	(306)	(1,249,398)	(180,540)
VICI Properties, Inc.
Expiration: March 2019, Exercise Price: $20.00	(531)	(1,131,561)	(69,030)
Webster Financial Corp.
Expiration: April 2019, Exercise Price: $55.00	(278)	(1,596,276)	(108,420)
Total Written Options (Premiums received $1,308,983)			$(1,335,088)

(a) Foreign issued security.

The accompanying notes are an integral part of these schedule of investments.

M.D. Sass Short Term U.S. Government Agency Income Fund
Schedule of Investments
February 28, 2019 (Unaudited)

	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES - 80.36%
Fannie Mae Pool
725792, 4.500%, 08/01/2019	$1,385	$1,408
890156, 5.000%, 05/01/2023	8,369	8,558
995865, 4.500%, 07/01/2024	99,760	102,542
AL9541, 3.500%, 12/01/2026	225,000	228,790
47935, 4.843% (11th District Cost of Funds Index + 1.250%), 05/01/2027 (a)	1,318	1,362
AL8046, 3.500%, 01/01/2028	890,665	905,670
AL6206, 3.500%, 06/01/2028	212,650	216,281
252284, 6.500%, 01/01/2029	80,885	89,690
323591, 6.500%, 03/01/2029	20,160	22,133
BM1231, 3.500%, 11/01/2031	514,324	524,775
MA0949, 3.500%, 01/01/2032	126,574	128,606
555326, 5.500%, 04/01/2033	177,252	193,590
555531, 5.500%, 06/01/2033	155,238	168,749
555592, 5.500%, 07/01/2033	41,950	45,575
748375, 3.867% (12 Month LIBOR USD + 1.117%), 08/01/2033 (a)	1,634	1,707
888073, 5.500%, 02/01/2035	29,407	31,846
735670, 5.500%, 03/01/2035	60,252	65,178
745751, 5.500%, 09/01/2035	37,868	41,250
MA3027, 4.000%, 06/01/2047	570,784	584,087
Fannie Mae REMICS
1999-15, 6.000%, 04/25/2019	261	260
1990-73, 0.000%, 07/25/2020 (d)	6,167	6,041
2005-62, 4.750%, 07/25/2035	6,624	6,708
Fannie Mae-Aces
2015-M10, 2.753% (1 Month LIBOR USD + 0.250%), 03/25/2019 (a)	3,070	3,064
2012-M8, 2.013%, 12/25/2019 (b)(c)	3,024,248	17,262
FHLMC-GNMA
G023, 2.940% (1 Month LIBOR USD + 0.450%), 11/25/2023 (a)	86,511	86,973
Freddie Mac Gold Pool
G1-3052, 5.000%, 03/01/2019	4	4
G1-3330, 6.000%, 10/01/2019	0	0
G1-3272, 4.500%, 08/01/2020	3,495	3,553
G1-1838, 6.000%, 08/01/2020	1,048	1,054
G1-4904, 4.500%, 12/01/2021	9,687	9,848
G1-3007, 5.000%, 03/01/2023	39,625	41,160
G1-4160, 6.000%, 01/01/2024	1,669	1,676
G1-3390, 6.000%, 01/01/2024	32,580	33,646
G1-3692, 5.500%, 02/01/2024	15,619	16,128
G1-3610, 5.500%, 02/01/2024	28,046	29,065
J1-2635, 4.000%, 07/01/2025	61,595	63,343
G3-0289, 7.000%, 09/01/2025	121,530	126,337
J1-3273, 3.500%, 10/01/2025	98,910	100,624
G1-4350, 4.000%, 12/01/2026	94,965	97,748
G1-6406, 3.000%, 01/01/2028	238,535	239,397
G0-1584, 5.000%, 08/01/2033	76,294	81,642
G0-4913, 5.000%, 03/01/2038	68,626	73,453
H0-9207, 6.500%, 08/01/2038	27,789	30,258
Freddie Mac Multifamily Structured Pass Through Certificates
K-714, 0.661%, 10/25/2020 (b)(c)	10,890,482	92,277
Q-001, 1.701%, 04/25/2021	388,201	382,463
K-J18, 2.455%, 03/25/2022	387,334	385,011
K-720, 0.530%, 06/25/2022 (b)(c)	9,331,294	137,379
K-023, 1.256%, 08/25/2022 (b)(c)	4,532,816	165,544
KI01, 2.674% (1 Month LIBOR USD + 0.160%), 09/25/2022 (a)	486,271	485,360
K-724, 0.281%, 11/25/2023 (b)(c)	5,200,426	58,724
K-057, 1.191%, 07/25/2026 (b)(c)	2,682,099	191,538
Q-004, 2.958%, 01/25/2046 (b)	965,707	967,089
Q-007, 2.997%, 10/25/2047 (b)	190,234	190,870
Freddie Mac REMICS
2895, 4.000%, 11/15/2019	2,939	2,942
3414, 4.000%, 12/15/2019	898	898
2934, 0.000%, 02/15/2020 (d)	6,531	6,456
3033, 4.500%, 09/15/2020	4,394	4,410
2649, 3.500%, 07/15/2023	12,178	12,167
2824, 5.000%, 07/15/2024	4,380	4,540
3784, 4.000%, 01/15/2026	29,152	29,706
2344, 6.500%, 08/15/2031	21,110	24,359

FRESB Mortgage Trust
2015-SB2, 2.086% (1 Month LIBOR USD + 2.086%), 07/25/2035 (a)	526,435	520,913
2015-SB7, 2.370% (1 Month LIBOR USD + 2.370%), 09/25/2035 (a)	451,754	448,838
2016-SB13, 2.060% (1 Month LIBOR USD + 2.060%), 01/25/2036 (a)	364,045	359,177
2016-SB16, 2.130% (1 Month LIBOR USD + 2.130%), 05/25/2036 (a)	428,556	422,219
2018-SB49, 2.950% (1 Month LIBOR USD + 2.950%), 04/25/2038 (a)	481,874	483,001
2015-SB3, 2.012% (1 Month LIBOR USD + 2.012%), 08/25/2042 (a)	71,737	71,295
Ginnie Mae I Pool
781919X, 5.000%, 05/15/2020	34,300	34,587
782618X, 4.500%, 04/15/2024	236,412	244,717
741854X, 4.000%, 05/15/2025	119,687	122,850
Government National Mortgage Association
2013-101, 0.514%, 05/16/2035	233,310	226,203
2013-55, 1.579%, 12/16/2042	431,308	412,324
2015-97, 2.400%, 04/16/2043	649,297	632,846
2011-6, 3.500%, 10/16/2044 (b)	245,936	246,234
2013-107, 0.487%, 11/16/2047 (b)(c)	4,734,925	99,763
2013-15, 0.584%, 08/16/2051 (b)(c)	5,602,993	224,343
2013-07, 0.346%, 05/16/2053 (b)(c)	7,740,933	200,763
2013-01, 0.617%, 02/16/2054 (b)(c)	5,613,703	214,061
2013-105, 0.477%, 06/16/2054 (b)(c)	3,598,973	67,200
2013-17, 0.785%, 06/16/2054 (b)(c)	7,330,884	279,919
2013-40, 0.820%, 06/16/2054 (b)(c)	4,415,283	180,570
2013-101, 0.564%, 10/16/2054 (b)(c)	4,893,000	142,164
2013-156, 0.741%, 06/16/2055 (b)(c)	5,581,584	205,661
2014-155, 1.168%, 08/16/2055 (b)(c)	1,910,412	115,085
2014-01, 0.422%, 09/16/2055 (b)(c)	7,313,116	184,422
2014-54, 0.488%, 09/16/2055 (b)(c)	6,179,163	191,357
2014-73, 0.631%, 04/16/2056 (b)(c)	5,869,650	198,071
2014-120, 0.696%, 04/16/2056 (b)(c)	2,405,203	90,362
2014-138, 0.743%, 04/16/2056 (b)(c)	1,970,391	95,370
2015-130, 0.848%, 07/16/2057 (b)(c)	3,126,140	149,036
Seasoned Credit Risk Transfer Trust Series
2018-3, 3.500%, 08/27/2057	139,527	139,996
TOTAL MORTGAGE BACKED SECURITIES (Cost $16,750,190)		14,576,121

U.S. GOVERNMENT NOTES/BONDS - 15.86%
United States Treasury Inflation Indexed Bonds
0.125%, 04/15/2019	525,368	525,717
0.125%, 04/15/2020	107,282	106,480
0.125%, 04/15/2021	1,060,020	1,046,459
United States Treasury Notes/Bonds
1.250%, 03/31/2019	500,000	499,518
1.125%, 05/31/2019	700,000	697,662
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $2,898,777)		2,875,836

	Shares
SHORT-TERM INVESTMENTS - 5.08%
First American U.S. Treasury Money Market Fund, Class Z, 2.241% (e)	921,289	921,289
TOTAL SHORT-TERM INVESTMENTS (Cost $921,289)		921,289

Total Investments (Cost $20,570,256) - 101.30%		18,373,246
Liabilities in Excess of Other Assets - (1.30)%		(235,905)
TOTAL NET ASSETS - 100.00%		$18,137,341

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at February 28, 2019.
(b)	Variable rate security; the rate shown represents the rate at February 28, 2019. The coupon is based on an underlying pool of loans.
(c)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(d)	Represents a principal-only security that entitles holders to receive only principal payments on underlying mortgages.
(e)	Seven day yield as of February 28, 2019.

The accompanying notes are an integral part of these schedule of investments.

Footnotes to the Schedules of Investments
February 28, 2019 (Unaudited)

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the
Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official
Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day or will be valued at the later sale price on the composite market (defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a pricing service). When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisers to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Debt securities, including U.S. Government and Agency Securities, corporate securities, municipal securities, mortgage- and asset-backed securities, commercial paper, banker’s acceptances, certificate of deposit, time deposits and U.S. Treasury Bills, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean by pricing service providers. Pricing services may use various valuation methodologies such as broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available. If a price is not available from a pricing service, the most recent quotation obtained from one or more brokers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. These securities that use similar valuation techniques and inputs as described above are typically categorized as Level 2 of the fair value hierarchy. Fixed income securities purchased on a delayed delivery basis are typically marked to market daily until settlement at the forward settlement date. Any discount or premium is accreted or amortized using the constant yield method until maturity.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).
NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded and the option will generally be classified as Level 2.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the net asset value
(“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and
Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.
ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2019.

M.D. Sass Equity Income Plus Fund
	Level 1	Level 2	Level 3	Total
Equities:
Common Stocks(1)	$28,975,673	$-	$-	$28,975,673
Master Limited Partnerships(1)	2,573,765	-	-	2,573,765
Real Estate Investment Trusts	1,131,561	-	-	1,131,561
Purchased Options	4,000	-	-	4,000
Total Equities	32,684,999	-	-	32,684,999
Short-Term Investments	3,562,361	-	-	3,562,361
Total Investments in Securities	$36,247,360	$-	$-	$36,247,360

Liabilities:
Written Options	$(735,770)	$(599,318)	$-	$(1,335,088)
Total Liabilities	$(735,770)	$(599,318)	$-	$(1,335,088)

(1) See the Schedule of Investments for industry classifications.

M.D. Sass Short Term U.S. Government Agency Income Fund
	Level 1	Level 2	Level 3	Total
Fixed Income:
Mortgage Backed Securities	$-	$14,576,121	$-	$14,576,121
U.S. Government Notes/Bonds	-	2,875,836	-	2,875,836
Total Fixed Income	-	17,451,957	-	17,451,957
Short-Term Investments	921,289	-	-	921,289
Total Investments in Securities	$921,289	$17,451,957	$-	$18,373,246

The Funds did not hold any investments during the period with significant unobservable inputs which would be classifed as Level 3.

The M.D. Sass Short Term U.S. Government Agency Income Fund did not invest in derivative securities or engage in hedging activities during the period. The M.D.
Sass Equity Income Plus Fund invested in derivative instruments, such as purchased and written options, during the period.

The fair value of derivative instruments as reported within this Schedule of Investments as of February 28, 2019 for the M.D. Sass Equity Income Plus was as follows:

Derivatives not accounted for	Asset		Liability
as hedging instruments	Derivative	Value	Derivative	Value
Equity Contracts - Options	Investments, at value	$4,000	Options written, at value	$1,335,088
Total		$4,000		$1,335,088

Amount of Realized Gain (Loss) on Derivatives
Recognized in Income

Derivatives not accounted for		Purchased	Written
as hedging instruments		Options	Options	Total
Equity Contracts		$570,157	$768,002	$1,338,159
Total		$570,157	$768,002	$1,338,159

Change in Unrealized Appreciation (Depreciation) on Derivatives
Recognized in Income

Derivatives not accounted for		Purchased	Written
as hedging instruments		Options	Options	Total
Equity Contracts		$54,953	$(554,192)	$(499,239)
Total		$54,953	$(554,192)	$(499,239)

Other
Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the first in-first out (FIFO) method by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income and expense, less foreign withholding tax, is recognized on the ex-dividend date and interest income and expense are recognized on an accrual basis. Distributions received from the Funds’
investments in master limited partnerships (“MLPs”) and real estate investment trusts (“REITs”) are comprised of ordinary income, capital gains and return of capital. For financial statement purposes, the Funds use estimates to characterize these distributions received as return of capital, capital gains or ordinary income. Such estimates are based on historical information available from each MLP or REIT and other industry sources. These estimates may subsequently be revised based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Funds. The distributions received from MLP or REIT securities that have been classified as income and capital gains are included in dividend income and net realized gain (loss) on investments, respectively, when preparing financial statements. The distributions received that are classified as return of capital reduce the cost of investments within the financial statements.
Any discount or premium on securities purchased are accreted or amortized over the expected life of the respective securities using the interest method. Gains and losses on principal payments of mortgage-backed securities
(paydowns gains and losses) are included as an adjustment to interest income when preparing financial statements.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)  /s/ John Buckel
 John Buckel, President

Date 4/17/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Buckel
   John Buckel, President

Date 4/17/19

By (Signature and Title)*  /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date 4/17/19

* Print the name and title of each signing officer under his or her signature.